UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2019

Date of reporting period: 03/31/2019

ITEM 1.	REPORTS TO STOCKHOLDERS

The Semi-Annual report to Shareholders of the Crow Point Funds (the “Funds”), series of the 360 Funds (the “registrant”), for the period ended March 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

EAS Crow Point Alternatives Fund

Investor Class Shares (Ticker Symbol: EASAX)

Institutional Class Shares (Ticker Symbol: EASIX)

Crow Point Global Tactical Allocation Fund

Investor Class Shares (Ticker Symbol: CGHAX)

Institutional Class Shares (Ticker Symbol: CGHIX)

Crow Point Alternative Income Fund

Investor Class Shares (Ticker Symbol: AAIFX)

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the

360 Funds

SEMI-ANNUAL REPORT

March 31, 2019

Investment Adviser:

Crow Point Partners, LLC

25 Recreation Park Drive, Suite 206

Hingham, MA 02043

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Crow Point Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Crow Point Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Crow Point Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Crow Point Funds complex/your financial intermediary.

Crow Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

EAS Crow Point Alternatives Fund

March 31, 2019 (Unaudited)

The investment objective of the EAS Crow Point Alternatives Fund (the “EAS Fund”) is preservation and growth of capital.

Crow Point Partners, LLC’s (the “Adviser”) investment philosophy centers on the preservation and growth of capital through both good and bad markets. The Adviser believes that for most shareholders, investment success is about growing capital over time while protecting it at all times, not about beating a market index which can frequently involve losses while still meeting the objective. Thus, the Adviser follows an absolute return approach in managing the Fund, as defined below. In executing its strategy, the Adviser attempts to generate consistent, positive returns regardless of market conditions by allocating the EAS Fund’s investments among multiple alternative investment asset classes and strategies.

The EAS Fund’s investments will be allocated among multiple alternative investment classes using primarily liquid instruments. The EAS Fund may, generally, pursue investments among the following alternative investment classes or strategies: Arbitrage; Commodities; Convertibles; Floating Rate Debt; Currencies; Emerging Markets Bonds; Emerging Market Equities; High Yield; Long-Short Equity; Long-Short Credit; Managed Futures; Capital Structure Arbitrage; and Real Estate (primarily through real estate investment trusts (“REITs”). The Fund may invest in securities directly, or through other mutual funds, ETFs, closed-end funds, and private funds (“Underlying Funds”) across these alternative investment styles. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. The Adviser may invest a portion of the EAS Fund’s assets in other mutual funds that are also advised by the Adviser. Investments in private funds such as hedge funds will be limited to no more than 15% of the EAS Fund’s net assets at the time of purchase. The Adviser will periodically adjust the asset allocation among each alternative investment class based on its assessment of market conditions and investment opportunities.

Allocation of Portfolio Holdings

Asset Class	Percentage of Net Assets
Mutual Funds	46.11%
Partnerships	16.55%
Common Stock	12.15%
Hedge Funds	10.73%
Call Options	0.18%
Asset Backed Securities	0.06%
Put Options	(0.03)%
Exchange-Traded Funds	(8.67)%
Other, Cash and Cash Equivalents	22.92%
100.00%

The percentages in the above table are based on the portfolio holdings of the EAS Fund as of March 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

1

Crow Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Crow Point Global Tactical Allocation Fund

March 31, 2019 (Unaudited)

The investment objective of the Crow Point Global Tactical Allocation Fund (the “Global Fund”) is to seek income with long-term growth of capital as a secondary objective.

The Adviser’s fundamentally-driven investment process is used to identify companies with attractive and growing franchises, sustainable and high dividend yields, and low correlations to the broader equity markets. Long dated put options will be employed to hedge individual stock positions. Call options will be sold when possible to reduce the costs of the put protection and to offer additional yield support. Individual position concentration will be low to help reduce risk. In addition, options will be purchased and sold on selected U.S. and non-U.S.-based securities indices, on exchange-traded funds providing returns based on certain indices, countries, or market sectors for the purpose of hedging the portfolio against losses.

The Global Fund expects normally to invest at least 80% of its total assets in equity securities (including securities convertible into equity securities) of U.S. and non-U.S. companies that pay attractive dividends or that the Adviser believes have the potential to increase dividends over time. The Global Fund has the flexibility to invest up to 20% of its net assets in preferred securities. Securities will be chosen using a proprietary fundamental investment process by which the Adviser seeks to identify quality companies around the world with a proven track record of delivering consistent or rising dividends and companies likely to raise their dividends meaningfully or to pay a significant special dividend.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	51.86%
Mutual Funds	9.93%
Partnerships	9.79%
Common Stock	7.34%
Closed-End Funds	4.70%
Call Options	0.14%
Asset Backed Securities	0.08%
Cash and Cash Equivalents	16.16%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Global Fund as of March 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

2

Crow Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Crow Point Alternative Income Fund

March 31, 2019 (Unaudited)

The investment objective of the Crow Point Alternative Income Fund (the “Income Fund”) is to seek above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

The Income Fund seeks to achieve its investment objective under normal market conditions of providing shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation by allocating assets among credit related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating rate securities. The Income Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Income Fund’s primary benchmark. The Income Fund may invest in investment grade as well as below investment grade securities (also known as “junk bonds”). The Income Fund may invest without regard to maturity. The Income Fund may also invest in equity securities including those of private issuers, debt securities of private issuers, non-publicly traded real estate investments trusts (“REITs”), exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds and publicly traded and non-publicly traded business development companies (“BDCs”). In regard to investments in equity securities, the Income Fund may invest without regard to market capitalization.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Exchange-Traded Funds	49.94%
Closed-End Funds	7.20%
Partnerships	6.34%
Bonds & Notes	4.56%
Private Investment	2.94%
Preferred Stock	0.54%
Common Stock	(0.38)%
Other, Cash and Cash Equivalents	28.86%
100.00%

The percentages in the above table are based on the portfolio holdings of the Income Fund as of March 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

3

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 14.40%	Shares	Value

Aerospace / Defense - 0.11%
Boeing Co.	106	$40,431

Airlines - 0.08%
JetBlue Airways Corp. (a) (b)	1,694	27,714

Apparel - 0.35%
Canada Goose Holdings, Inc. (b)	660	31,693
Columbia Sportswear Co. (b)	724	75,426
PVH Corp.	143	17,439
		124,558
Auto Manufacturers - 0.06%
General Motors Co. (b)	600	22,260

Auto Parts & Equipment - 0.12%
Methode Electronics, Inc.	438	12,606
Visteon Corp. (a) (b)	459	30,914
		43,520
Banks - 0.45%
Cathay General Bancorp	542	18,379
First Choice Bancorp	674	14,491
IBERIABANK Corp. (b)	355	25,457
Old Line Bancshares, Inc.	346	8,626
PacWest Bancorp	513	19,294
Signature Bank/New York NY	160	20,491
SVB Financial Group (a) (b)	156	34,688
Texas Capital Bancshares, Inc. (a)	346	18,888
		160,314
Biotechnology - 1.30%
Alnylam Pharmaceuticals, Inc. (a) (b)	465	43,454
Amarin Corp. PLC - ADR (a)	2,041	42,371
BioMarin Pharmaceutical, Inc. (a) (b)	508	45,126
Bluebird Bio, Inc. (a) (b)	200	31,466
Exact Sciences Corp. (a) (b)	990	85,754
Exelixis, Inc. (a) (b)	3,567	84,895
Mainstay Medical International PLC (a) - Ireland	21,429	84,137
PolarityTE, Inc. (a) (b)	4,500	48,150
		465,353
Building Materials - 0.29%
Lennox International, Inc. (b)	324	85,666
LSI Industries, Inc.	2,975	7,824
Patrick Industries, Inc. (a)	222	10,061
		103,551
Chemicals - 0.38%
Albemarle Corp. (b)	399	32,710
Huntsman Corp.	690	15,518
Ingevity Corp. (a) (b)	422	44,567
WR Grace & Co.	541	42,220
		135,015
Commercial Services - 0.45%
Booz Allen Hamilton Holding Corp.	309	17,965
CoStar Group, Inc. (a) (b)	127	59,235
Quanta Services, Inc. (b)	2,258	85,217
		162,417

4

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 14.40% (continued)	Shares	Value

Computers - 0.39%
CyberArk Software Ltd. (a) (b)	493	$58,692
Lumentum Holdings, Inc. (a) (b)	746	42,179
Nutanix, Inc. - Class A (a) (b)	1,074	40,533
		141,404
Cosmetics / Personal Care - 0.14%
Estee Lauder Co.s, Inc./The	301	49,830

Distribution & Wholesale - 0.20%
Anixter International, Inc. (a)	336	18,853
HD Supply Holdings, Inc. (a)	616	26,704
KAR Auction Services, Inc.	187	9,595
WESCO International, Inc. (a)	286	15,161
		70,313
Diversified Financial Services - 0.26%
Affiliated Managers Group, Inc.	167	17,887
Cboe Global Markets, Inc.	527	50,297
Encore Capital Group, Inc. (a) (b)	891	24,262
		92,446
Electric - 0.39%
Black Hills Corp.	170	12,592
El Paso Electric Co.	193	11,352
Entergy Corp.(b)	881	84,250
PNM Resources, Inc.	361	17,090
Vistra Energy Corp.	526	13,692
		138,976
Electronics - 0.05%
Advanced Energy Industries, Inc. (a)	150	7,452
Arrow Electronics, Inc. (a)	136	10,480
		17,932
Engineering & Construction - 0.10%
Construction Partners, Inc. - Class A (a)	844	10,778
MasTec, Inc. (a)	328	15,777
Primoris Services Corp.	481	9,947
		36,502
Entertainment - 0.04%
Cedar Fair LP	272	14,313

Enviromental Control - 0.04%
Aqua Metals, Inc. (a)	4,444	13,643

Forest Products&Paper - 0.05%
Schweitzer-Mauduit International, Inc.	481	18,624

Healthcare - Products - 0.46%
ABIOMED, Inc. (a) (b)	189	53,976
Cooper Co.s, Inc./The	239	70,785
Penumbra, Inc. (a) (b)	278	40,869
		165,630
Healthcare - Services - 0.17%
Molina Healthcare, Inc. (a) (b)	431	61,185

Home Builders - 0.11%
Toll Brothers, Inc. (b)	845	30,589
TRI Pointe Group, Inc. (a)	740	9,354
		39,943
Household Products / Wares - 0.02%
ACCO Brands Corp.	831	7,113

5

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 14.40% (continued)	Shares	Value

Insurance - 0.62%
American Financial Group, Inc./OH	157	$15,105
Arch Capital Group Ltd. (a)	1,867	60,341
Cincinnati Financial Corp. (b)	628	53,945
National General Holdings Corp.	844	20,028
Progressive Corp./The	1,024	73,820
		223,239
Internet - 0.82%
Amazon.com, Inc. (a) (b)	37	65,888
Expedia Group, Inc. (b)	292	34,748
Okta, Inc. (a) (b)	1,019	84,302
Palo Alto Networks, Inc. (a) (b)	450	109,296
		294,234
Investment Companies - 0.21%
Ares Capital Corp. (b)	1,563	26,790
Newtek Business Services Corp.	712	13,984
TCG BDC, Inc. (b)	2,317	33,550
		74,324
Iron / Steel - 0.09%
Carpenter Technology Corp. (b)	577	26,455
Reliance Steel & Aluminum Co.	79	7,130
		33,585
Leisure Time - 0.12%
Norwegian Cruise Line Holdings Ltd. (a)	784	43,089

Lodging - 0.18%
Hilton Worldwide Holdings, Inc. (b)	535	44,464
Wyndham Hotels & Resorts, Inc. (b)	412	20,596
		65,060
Machinery - Construction & Mining - 0.05%
Oshkosh Corp.	221	16,604

Machinery - Diversified - 0.03%
Gardner Denver Holdings, Inc. (a)	435	12,097

Media - 0.25%
Altice USA, Inc. - Class A (a)	2,056	44,163
World Wrestling Entertainment, Inc. - Class A (a) (b)	505	43,824
		87,987
Metal Fabricate & Hardware - 0.18%
RBC Bearings, Inc. (a) (b)	312	39,677
Rexnord Corp. (a)	377	9,478
Timken Co./The	352	15,354
		64,509
Mining - 0.02%
Compass Minerals International, Inc.	137	7,449

Miscellaneous Manufacturing - 0.66%
Carlisle Cos., Inc.	637	78,109
General Electric Co. (b)	11,500	114,885
Hexcel Corp. (b)	638	44,124
		237,118
Office / Business Equipment - 0.42%
Xerox Corp.	2,388	76,368
Zebra Technologies Corp. (a) (b)	347	72,707
		149,075

6

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 14.40% (continued)	Shares	Value

Oil & Gas - 0.40%
Cabot Oil & Gas Corp. (b)	3,055	$79,735
Callon Petroleum Co. (a)	1,229	9,279
Delek US Holdings, Inc.	461	16,790
Parsley Energy, Inc. - Class A (a)	556	10,731
Whiting Petroleum Corp. (a) (b)	981	25,643
		142,178
Packaging & Containers - 0.05%
Berry Global Group, Inc. (a)	298	16,053

Pharmaceuticals - 0.42%
DexCom, Inc. (a)	637	75,867
Elanco Animal Health, Inc. (a) (b)	1,276	40,921
Neurocrine Biosciences, Inc. (a) (b)	393	34,623
		151,411
Private Equity - 0.06%
Kennedy-Wilson Holdings, Inc. (b)	1,031	22,053

Real Estate - 0.03%
Target Hospitality Corp. (a)	1,209	11,485

REITS - 0.85%
Blackstone Mortgage Trust, Inc. - Class A (b)	756	26,127
CyrusOne, Inc. (b)	634	33,247
Extra Space Storage, Inc. (b)	683	69,605
Gladstone Co.mmercial Corp. (b)	1,015	21,082
Host Hotels & Resorts, Inc. (b)	2,815	53,204
Prologis, Inc. (b)	982	70,655
TPG RE Finance Trust, Inc.	500	9,800
VICI Properties, Inc.	952	20,830
		304,550
Retail - 0.74%
At Home Group, Inc. (a) (b)	1,413	25,236
AutoZone, Inc. (a) (b)	51	52,230
Burlington Stores, Inc. (a) (b)	205	32,119
Five Below, Inc. (a) (b)	285	35,411
Foot Locker, Inc. (b)	772	46,783
Lithia Motors, Inc. - Class A	56	5,194
Tapestry, Inc. (b)	721	23,425
Ulta Beauty, Inc. (a) (b)	127	44,289
		264,687
Semiconductors - 0.25%
MKS Instruments, Inc. (b)	278	25,868
Monolithic Power Systems, Inc. (b)	392	53,112
Rudolph Technologies, Inc. (a)	490	11,172
		90,152
Software - 1.45%
DocuSign, Inc. (a) (b)	1,872	97,044
Splunk, Inc. (a) (b)	640	79,744
Tableau Software, Inc. - Class A (a) (b)	934	118,880
Twilio, Inc. - Class A (a) (b)	799	103,215
Verint Systems, Inc. (a) (b)	430	25,740
Workday, Inc. - Class A (a) (b)	492	94,882
		519,505

7

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 14.40% (continued)	Shares	Value

Telecommunications - 0.27%
CommScope Holding Co., Inc. (a) (b)	1,083	$23,534
LogMeIn, Inc. (b)	400	32,040
Zayo Group Holdings, Inc. (a) (b)	1,424	40,470
		96,044
Transportation - 0.22%
JB Hunt Transport Services, Inc. (b)	387	39,199
Knight-Swift Transportation Holdings, Inc.	317	10,360
XPO Logistics, Inc. (a) (b)	540	29,020
		78,579

TOTAL COMMON STOCK (Cost $10,280,930)		5,158,054

CLOSED-END FUND - 0.00%

Royce Value Trust, Inc.	52	715

TOTAL CLOSED-END FUND (Cost $816)		715

HEDGE FUND - 10.73%
ACA Master Select Fund LP (a) (e)	36,932	3,846,405

TOTAL HEDGE FUND (Cost $3,771,057)		3,846,405

EXCHANGE TRADED FUNDS - 1.93%

Equity Funds - 1.93%
ProShares Short MSCI Emerging Markets	22,000	406,780
ProShares Short Russell 2000	7,000	284,900
		691,680

TOTAL EXCHANGE TRADED FUNDS (Cost $704,612)		691,680

MUTUAL FUNDS - 46.11%

Asset Allocation Funds - 11.40%
Crow Point Alternative Income Fund - Investor Class (c)	488,861	4,086,875

Debt Fund - 7.04%
Eagle Rock Floating Rate Fund - Institutional Class (a) (c)	255,564	2,522,417

Equity Fund - 27.67%
Crow Point Growth Fund - Institutional Class (a) (c)	738,441	6,210,292
LS Opportunity Fund	30,769	426,767
RVX Emerging Markets Equity Fund - Institutional Class (a) (c)	365,074	3,278,369
		9,915,428

TOTAL MUTUAL FUNDS (Cost $16,929,613)		16,524,720

ASSET BACKED SECURITIES - 0.06%	Principal Amount	Value

Commercial MBS - 0.06%
Morgan Stanley Capital I Trust 2006-IQ11, 6.379%, due 10/15/2042 (b) (d)	$19,516	$19,512

Home Equity ABS - 0.00%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	1,107	1,117

TOTAL ASSET BACKED SECURITIES (Cost $21,033)		20,629

8

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

PARTNERSHIPS - 16.55%				Shares	Value

Galaxy Plus Fund - Cane Global Macro Feeder Fund (546) LLC (a)				5,000,000	$4,932,000
K-20 Education Partners LP (a) (g)				1,000,000	1,000,000
					5,932,000

TOTAL PARTNERSHIPS (Cost $1,000,000)					5,932,000

OPTIONS PURCHASED - 0.18%

CALL OPTIONS PURCHASED - 0.18%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

Intercept Pharmaceuticals, Inc.	22	$231,000	$105.00	6/21/2019	37,070
Tesla, Inc.	18	$504,000	$280.00	4/18/2019	26,280
TOTAL CALL OPTIONS PURCHASED (Cost $69,782)					63,350

TOTAL OPTIONS PURCHASED (Cost $69,782)					63,350

SHORT-TERM INVESTMENTS - 7.21%				Shares	Value

Federated Government Obligations Fund - Institutional Class, 2.29% (f)				2,584,098	2,584,098

TOTAL SHORT-TERM INVESTMENTS (Cost $2,584,098)					2,584,098

TOTAL INVESTMENTS (Cost $35,361,941) – 97.17%					34,821,651

SECURITIES SOLD SHORT (Proceeds $4,459,980) - (12.85%)					(4,604,494)

OPTIONS WRITTEN (Proceeds $14,929) - (0.03%)					(11,034)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 15.71%					5,629,053

NET ASSETS - 100%					$35,835,176

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written and securities sold short.
(c)	Affiliated investment company.
(d)	Variable rate security - Interest rate shown represents the rate on March 31, 2019.
(e)	Private equity fund purchased on March 1, 2016 that invests in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of September 30, 2018. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.
(f)	Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.
(g)	The value has been determined under the policies of the Board of Trustees. The value of such securities is $1,000,000 or 2.79% of net assets.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

9

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

SECURITIES SOLD SHORT - (12.85)%

COMMON STOCK - (2.25)%	Shares	Value

Auto Manufacturers - (1.64)%
Tesla, Inc. (a)	2,100	$587,706

Computers - (0.06)%
Maxwell Technologies, Inc.	5,000	22,350

Home Furnishings - (0.25)%
iRobot Corp.	750	88,268

Leisure Time - (0.30)%
Harley-Davidson, Inc.	3,000	106,980

TOTAL COMMON STOCK (Proceeds $873,168)		805,304

EXCHANGE TRADED FUNDS - (10.60)%

Equity Funds - (10.60)%
iShares MSCI Emerging Markets ETF	26,000	$1,115,920
iShares Russell 2000 Growth ETF	8,000	1,573,280
iShares Russell 2000 Value ETF	3,600	431,640
iShares Russell Mid-Cap Growth ETF	5,000	678,350
		3,799,190

TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,586,812)		3,799,190

TOTAL SECURITIES SOLD SHORT (Proceeds $4,459,980)		$4,604,494

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

10

EAS CROW POINT ALTERNATIVES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.03)%
		Notional	Exercise
PUT OPTIONS WRITTEN - (0.03)%	Contracts [1]	Amount	Price	Expiration	Value

Tesla, Inc.	18	$459,000	$255.00	4/18/2019	$11,034
TOTAL PUT OPTIONS WRITTEN (Proceeds $14,929)					11,034

TOTAL OPTIONS WRITTEN (Proceeds $14,929)					$11,034

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

11

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 8.20%	Shares	Fair Value

Biotechnology - 2.66%
Alnylam Pharmaceuticals, Inc. (a)	1,725	$161,201
Exact Sciences Corp. (a)	2,050	177,571
HTG Molecular Diagnostics, Inc. (a)	36,500	91,250
PolarityTE, Inc. (a)	8,000	85,600
		515,622
Computers - 0.62%
Lumentum Holdings, Inc. (a)	2,125	120,147

Healthcare - Products - 1.19%
CytoSorbents Corp. (a)	13,025	98,599
Novocure Ltd. (a)	2,750	132,468
		231,067
Internet - 2.10%
RingCentral, Inc. - Class A (a)	1,700	183,260
Twilio, Inc. - Class A (a)	1,740	224,773
		408,033
Software - 1.63%
New Relic, Inc. (a)	1,375	135,713
Rapid7, Inc. (a)	3,575	180,931
		316,644

TOTAL COMMON STOCK (Cost $1,355,759)		1,591,513

CLOSED-END FUNDS - 4.70%
Eaton Vance Limited Duration Income Fund (b)	30,570	386,711
MFS Multimarket Income Trust (b)	92,500	525,400

TOTAL CLOSED-END FUNDS (Cost $965,268)		912,111

EXCHANGE TRADED FUNDS - 54.86%

Asset Allocation Funds - 2.28%
Invesco CurrencyShares British Pound Sterling Trust	3,500	442,050

Debt Funds - 11.34%
iShares Core U.S. Aggregate Bond ETF	15,000	1,636,050
iShares Floating Rate Bond ETF (b)	11,100	565,101
		2,201,151
Equity Funds - 41.24%
iShares China Large-Cap ETF (b)	7,000	309,890
iShares Core S&P Small-Cap ETF	15,000	1,157,250
iShares Core MSCI Emerging Markets ETF	12,500	646,375
iShares MSCI ACWI ETF	17,000	1,226,550
iShares MSCI Europe Financials ETF	30,000	544,800
Materials Select Sector SPDR Fund	3,000	166,500
SPDR S&P 500 ETF Trust (b)	14,000	3,954,720
		8,006,085

TOTAL EXCHANGE TRADED FUNDS (Cost $10,132,431)		10,649,286

12

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

MUTUAL FUNDS - 9.93%	Shares	Fair Value

Debt Fund - 6.49%
Eagle Rock Floating Rate Fund - Institutional Class (a) (d)	127,718	$1,260,578

Equity Fund - 3.44%
RVX Emerging Markets Equity Fund - Institutional Class (a) (d)	74,369	667,835

TOTAL MUTUAL FUNDS (Cost $2,019,471)		1,928,413

ASSET BACKED SECURITIES - 0.08%	Principal Amount	Fair Value

Commercial MBS - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	$3,001	$2,889
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.318%, 09/25/2036 (b) (e)	8,103	3,618
		6,507
Home Equity ABS - 0.02%
Countrywide Asset-Backed Certificates, 4.527%, due 10/25/2017 (b) (e)	2,410	2,466
RASC Series 2003-KS4 Trust, 3.870%, due 06/25/2033 (b)	1,384	1,396
		3,862
Other ABS - 0.03%
Equity One Mortgage Pass-Through Trust 2003-4, 4.427%, 10/25/2034 (b) (e)	5,950	5,927

TOTAL ASSET BACKED SECURITIES (Cost $15,903)		16,296

PARTNERSHIPS - 9.79%

K-20 Education Partners LP (a) (f)	1,900,000	1,900,000

TOTAL PARTNERSHIPS (Cost $1,900,000)		1,900,000

OPTIONS PURCHASED - 0.14%

CALL OPTIONS PURCHASED - 0.14%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

Intercept Pharmaceuticals, Inc.	16	$168,000	$105.00	6/21/2019	26,960

TOTAL CALL OPTIONS PURCHASED (Cost $22,055)					26,960

TOTAL OPTIONS PURCHASED (Cost $22,055)					26,960

13

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

SHORT-TERM INVESTMENTS - 2.46%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Class, 2.29% (c)	476,858	$476,858

TOTAL SHORT-TERM INVESTMENTS (Cost $476,858)		476,858

TOTAL INVESTMENTS (Cost $16,887,745) – 90.16%		$17,501,437

SECURITIES SOLD SHORT (Proceeds $760,096) - (3.86%)		(749,540)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 13.70%		2,658,733

NET ASSETS - 100%		$19,410,630

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.

(d) Affiliated investment company.

(e) Variable rate security - Interest rate shown represents the rate on September 30, 2018. Variable coupon security - Interest rate shown represents the rate on March 31, 2019.

(f) The value has been determined under the policies of the Board of Trustees. The value of such securities is $1,900,000 or 9.79% of net assets.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

14

CROW POINT GLOBAL TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

SECURITIES SOLD SHORT - (3.86)%

COMMON STOCK - (0.86)%	Shares	Fair Value

Auto Manufacturers - (0.86)%
Tesla, Inc. (a)	600	$167,916

TOTAL COMMON STOCK (Proceeds $179,749)		167,916

EXCHANGE-TRADED FUNDS - (3.00)%

Debt Fund - (3.00)%
iShares 20+ Year Treasury Bond ETF	4,600	581,624

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $580,347)		581,624

TOTAL SECURITIES SOLD SHORT (Proceeds $760,096)		$749,540

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

15

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

PREFERRED STOCK - 0.54%	Shares	Value

Banks - 0.45%
Bank of America Corp., 6.20%	1,900	$49,172

Diversified Financial Services - 0.09%
Legg Mason, Inc., 6.375%	400	10,468

TOTAL PREFERRED STOCK (Cost $60,843)		59,640

CLOSED-END FUNDS - 7.20%

Eaton Vance Limited Duration Income Fund	35,475	448,759
MFS Multimarket Income Trust	61,000	346,480
		795,239

TOTAL CLOSED END FUNDS (Cost $852,044)		795,239

EXCHANGE-TRADED FUNDS - 63.68%

Asset Allocation Fund - 1.43%
Invesco CurrencyShares British Pound Sterling Trust	1,250	157,875

Debt Funds - 59.69%
iShares Core U.S. Aggregate Bond ETF	40,000	4,362,800
iShares JP Morgan EM Local Currency Bond ETF (b)	10,000	438,400
Invesco Senior Loan ETF	21,000	475,440
SPDR Bloomberg Barclays High Yield Bond ETF	14,000	503,580
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	17,500	476,875
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,000	333,600
		6,590,695
Equity Funds - 2.56%
SPDR S&P 500 ETF Trust	1,000	282,480

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,959,923)		7,031,050

BONDS & NOTES - 4.56%	Principal Amount	Value

Asset Backed Securities - 3.99%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.059%, due 12/25/2033 (d)	$2,196	$2,229
Countrywide Asset-Backed Certificates, 4.527%, due 10/25/2017 (d)	7,231	7,398
Equity One Mortgage Pass-Through Trust 2003-4, 4.427%, due 10/25/2034 (d)	17,851	17,779
Fremont Home Loan Trust 2005-B, 3.195% (Coupon rate 0.71% + 1 Month LIBOR rate), due 04/25/2035 (d)	48,509	48,550
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	873	886
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	2,068	2,071
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	4,151	4,189
RASC Series 2004-KS2 Trust, 4.300%, due 03/25/2034	1,220	1,220
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 2.650% (Coupon rate 0.34% + 1 Month LIBOR rate), due 04/25/2036 (d)	65,000	64,873
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 3.000% (Coupon rate 0.16% + 1 Month LIBOR rate), due 02/25/2036 (d)	291,201	291,247
		440,442

16

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 4.56% (continued)	Principal Amount	Value

Mortgage Backed Securities - 0.57%
Adjustable Rate Mortgage Trust 2005-5, 3.050% (Coupon rate 0.28% + 1 Month LIBOR rate), due 09/25/2035 (d)	15,812	$15,782
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	8,997	8,660
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, due 06/15/2045	27,706	27,667
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.318%, due 09/25/2036 (d)	24,309	10,855
		62,964

TOTAL BONDS & NOTES (Cost $464,905)		503,406

PRIVATE INVESTMENT - 2.94%	Shares	Value

Finance - 2.94%
Vemo Education, Inc. (a) (e)	2,250,000	$325,526

TOTAL PRIVATE INVESTMENT (Cost $300,000)		325,526

PARTNERSHIPS - 6.34%

K-20 Education Partners LP (a) (e)	700,000	700,000

TOTAL PARTNERSHIPS (Cost $700,000)		700,000

SHORT-TERM INVESTMENT - 4.81%

Federated Government Obligations Fund - Institutional Class, 2.29% (c)	530,657	530,657

TOTAL SHORT-TERM INVESTMENT (Cost $530,657)		530,657

TOTAL INVESTMENTS (Cost $9,868,372) - 90.07%		9,945,518

SECURITIES SOLD SHORT (Proceeds $1,557,692) - (14.12%)		(1,559,259)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 24.05%		2,655,157

NET ASSETS - 100%		$11,041,416

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written and securities sold short.

(c) Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on March 31, 2019.

(e) The value has been determined under the policies of the Board of Trustees. The value of such securities is $1,025,526 or 9.28% of net assets.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

17

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

SECURITIES SOLD SHORT - (14.12)%

COMMON STOCK - (0.38)%	Shares	Value

Auto Manufacturers - (0.38)%
Tesla, Inc. (a)	150	$41,979

TOTAL COMMON STOCK (Proceeds $43,718)		41,979

EXCHANGE-TRADED FUNDS - (13.74)%

Debt Fund - (13.74)%
iShares 20+ Year Treasury Bond ETF	12,000	1,517,280

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,513,974)		1,517,280

TOTAL SECURITIES SOLD SHORT (Proceeds $1,557,692)		$1,559,259

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

18

CROW POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019	SEMI-ANNUAL REPORT

	EAS Crow Point Alternatives Fund (a)	Crow Point Global Tactical Allocation Fund	Crow Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$18,858,617	$14,868,274	$9,868,372
Affiliated Securities at Cost	16,503,324	2,019,471	—
Total Securities at Cost	35,361,941	16,887,745	9,868,372
Unaffiliated Securities at Value	18,723,698	15,573,024	9,945,518
Affiliated Securities at Value	16,097,953	1,928,413	—
Foreign cash	$—	$—	$—
Deposits at broker	5,584,871	2,556,722	1,118,224
Cash segregated as collateral for securities sold short and options written
Due from adviser	—	36,541	7,953
Receivables:
Interest	3,063	907	1,203
Dividends	3,930	17,305	3,060
Tax reclaims	8,613	8,828	—
Investment securities sold	—	16,548	1,517,298
Prepaid expenses and other assets	45,567	26,656	21,858
Total assets	40,467,695	20,164,944	12,615,114

Liabilities:
Securities sold short and options written:
Proceeds from securities sold short	4,459,980	760,096	1,557,692
Proceeds from options written	14,929	—	—
Total proceeds from securities sold short and options written	4,474,909	760,096	1,557,692
Securities sold short at value	4,604,494	749,540	1,559,259
Options written at value	11,034	—	—
Total securities sold short and options written at value	4,615,528	749,540	1,559,259
Payables:
Fund shares redeemed	9,369	—	—
Due to adviser	1,078	—	—
Dividend expense from securities sold short	3,546	—	—
Accrued distribution (12b-1) fees	321	135	9,039
Due to administrator	1,177	1,177	1,132
Accrued expenses	1,500	3,462	4,268
Total liabilities	4,632,519	754,314	1,573,698
Net Assets	$35,835,176	$19,410,630	$11,041,416

Sources of Net Assets:
Paid-in capital	$37,561,400	$19,746,493	$12,600,254
Total distributable earnings	(1,726,224)	(335,863)	(1,558,838)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$35,835,176	$19,410,630	$11,041,416

Investor Class Shares:
Net assets	$2,102,812	$900,552	$10,965,864
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	229,860	100,112	1,311,825
Net Asset Value, Offering and Redemption Price Per Share	$9.15	$9.00	$8.36

Institutional Class Shares:
Net assets	$33,732,364	$18,510,078	$75,552
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,650,308	2,050,049	9,036
Net Asset Value, Offering and Redemption Price Per Share	$9.24	$9.03	$8.36

(a)	Amounts for the EAS Crow Point Alternatives Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

19

CROW POINT FUNDS
STATEMENTS OF OPERATIONS
March 31, 2019	SEMI-ANNUAL REPORT

	EAS Crow Point Alternatives Fund (a)	Crow Point Global Tactical Allocation Fund	Crow Point Alternative Income Fund

	For the	For the	For the
	Six Month Period Ended	Six Month Period Ended	Six Month Period Ended
	March 31, 2019	March 31, 2019	March 31, 2019
	(Unaudited)	(Unaudited)	(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $0, respectively)	$60,659	$176,244	$160,820
Dividends from affiliated funds	94,523	32,938	—
Interest	53,076	25,675	28,463
Total investment income	208,258	234,857	189,283

Expenses:
Management fees (Note 7)	170,801	76,772	55,025
Distribution (12b-1) fees - Investor Class	2,557	1,833	13,733
Distribution (12b-1) fees - Class C	2,668	—	—
Accounting and transfer agent fees and expenses	83,993	53,235	39,420
Dividends on securities sold short	34,560	3,375	—
Legal fees	26,442	21,877	22,606
Registration and filing fees	20,194	12,012	9,703
Audit fees	14,175	14,175	7,828
Miscellaneous	12,287	9,046	7,213
Trustee fees and expenses	10,757	9,421	8,705
Non-12b-1 shareholder servicing expense	9,533	4,770	7,612
Pricing fees	9,048	8,161	7,480
Custodian fees	7,708	5,735	6,246
Interest expense	4,213	852	1,031
Compliance officer fees	3,956	3,750	3,750
Insurance	1,154	1,044	550
Reports to shareholders	249	249	249
Total expenses	414,295	226,307	191,151
Less expense reimbursement:
Fees waived by Adviser	(74,039)	(98,695)	(62,675)
Fees waived by Adviser for affiliated holdings	(46,954)	(9,894)	(304)
Fees waived by administrator	(5,833)	(3,750)	(3,750)
Net expenses	287,469	113,968	124,422

Net investment income (loss)	(79,211)	120,889	64,861

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	(643,798)	(116,846)	(125,565)
Affiliated Investments	(22,442)	—	3,500
Options purchased
Options written	(56,065)	(106,821)	(39,339)
Securities sold short	862,921	67,731	12,276
Net realized gain (loss) on investments, foreign currency transactions, written options and securities sold short	140,616	(155,936)	(149,128)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(1,429,437)	(126,479)	9,994
Affiliated Investments	(1,065,965)	(33,951)	(3,500)
Foreign currency translations	(271)	(230)	—
Options written	6,495	(17,050)	(4,990)
Securities sold short	(139,536)	(13,143)	(10,546)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, written options and securities sold short	(2,628,714)	(190,853)	(9,042)

Net loss on investments, options written, securities sold short and foreign currency transactions	(2,488,098)	(346,789)	(158,170)

Net decrease in net assets resulting from operations	$(2,567,309)	$(225,900)	$(93,309)

(a)	Amounts for the EAS Crow Point Alternatives Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

20

CROW POINT FUNDS
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2019	SEMI-ANNUAL REPORT

	EAS Crow Point Alternatives Fund

	For the	For the	For the
	Six Month Period Ended	Period Ended	Year Ended
	March 31, 2019	September 30, 2018 (a)	April 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(79,211)	$(146,839)	$(236,577)
Net realized gain from investments, foreign currency transactions, written options and securities sold short	140,616	1,070,359	1,553,918
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, written options and securities sold short	(2,628,714)	1,186,201	372,892
Net increase (decrease) in net assets resulting from operations	(2,567,309)	2,109,721	1,690,233

Distributions to shareholders from:
Total distributable earnings - Investor Class	(5,096)	—	(17,465	)(b)
Total distributable earnings - Class C	(2,317)	—	(458	)(b)
Total distributable earnings - Institutional Class	(85,577)	—	(113,800	)(b)
Total distributions	(92,990)	—	(131,723)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	821,841	5,200	134,893
Class C	—	28,000	4,000
Institutional Class	9,277,814	17,498,537	9,960,572
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	4,770	—	15,347
Class C	2,254	—	428
Institutional Class	70,014	—	111,539
Payments for shares redeemed:
Investor Class	(635,721)	(855,606)	(10,107,175)
Class C	(811,844)	(13,498)	(171,481)
Institutional Class	(3,341,627)	(6,069,711)	(9,310,754)
Increase (decrease) in net assets from transactions in shares of beneficial interest	5,387,501	10,592,922	(9,362,631)

Increase (decrease) in net assets	2,727,202	12,702,643	(7,804,121)

Net Assets:
Beginning of year/period	33,107,974	20,405,331	28,209,452

End of year/period	$35,835,176	$33,107,974 (c)	$20,405,331	(c)

Capital share activity:
Investor Class:
Shares Sold	91,076	546	14,767
Shares Reinvested	551	—	1,679
Shares Redeemed	(69,070)	(91,132)	(1,136,016)
Net increase (decrease) in shares of beneficial interest outstanding	22,557	(90,586)	(1,119,570)
Class C:
Shares Sold	—	2,950	446
Shares Reinvested	270	—	48
Shares Redeemed	(93,274)	(1,451)	(19,881)
Net increase (decrease) in shares of beneficial interest outstanding	(93,004)	1,499	(19,387)
Institutional Class:
Shares Sold	981,367	1,829,979	1,090,024
Shares Reinvested	8,020	—	12,111
Shares Redeemed	(353,816)	(631,396)	(1,009,516)
Net increase in shares of beneficial interest outstanding	635,571	1,198,583	92,619

(a) Represents the period from May 1, 2018 through September 30, 2018.

(b) Current year presentation of distributions conforms with S-X Disclosure Simplification. Distributions for the year ended April 30, 2018 were $17,465, $458 and $113,800 from net investment income for Class A, Class C and Class I, respectively, and have been consolidated to conform with S-X Disclosure Simplification.

(c) Includes $(102,853) and $(102,853) of accumulated net investment losses for the period ended September 30, 2018 and the year ended April 30, 2018, respectively. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

21

CROW POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2019	SEMI-ANNUAL REPORT

	Crow Point Global Tactical Allocation Fund

	For the	For the	For the
	Six Month Period Ended	Period Ended	Year Ended
	March 31, 2019	September 30, 2018 (a)	May 31, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$120,889	$53,053	$139,407
Net realized gain (loss) from investments, foreign currency transactions, written options and securities sold short	(155,936)	160,637	1,062,097
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, written options and securities sold short	(190,853)	484,129	(313,584)
Net increase (decrease) in net assets resulting from operations	(225,900)	697,819	887,920

Distributions to shareholders from:
Total distributable earnings - Investor Class	(8,006)	—	(43,883	)(b)
Total distributable earnings - Class C	—	—	—
Total distributable earnings - Institutional Class	(130,253)	—	(74,894	)(b)
Total distributions	(138,259)	—	(118,777)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	6,876	100	1,040,198
Institutional Class	3,647,981	6,289,883	15,313,850
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	—	41,930
Institutional Class	22,321	—	46,699
Redemption fee proceeds:
Investor Class	—	—	1,773
Institutional Class	—	302	3,348
Payments for shares redeemed:
Investor Class	(794,252)	(764,684)	(3,407,587)
Institutional Class	(1,269,047)	(413,683)	(9,490,978)
Increase in net assets from transactions in shares of beneficial interest	1,613,879	5,111,918	3,549,233

Increase in net assets	1,249,720	5,809,737	4,318,376

Net Assets:
Beginning of year/period	18,160,910	12,351,173	8,032,797

End of year/period	$19,410,630	$18,160,910	$12,351,173	(c)
Accumulated net investment income	$55,750	$73,120	$14,935

Capital share activity:
Investor Class:
Shares Sold	23	11	121,704
Shares Reinvested	819	—	4,844
Shares Redeemed	(89,500)	(86,513)	(385,679)
Net decrease in shares of beneficial interest outstanding	(88,658)	(86,502)	(259,131)
Institutional Class:
Shares Sold	416,279	700,675	1,734,305
Shares Reinvested	2,732	—	5,281
Shares Redeemed	(139,579)	(46,255)	(1,050,506)
Net increase in shares of beneficial interest outstanding	279,432	654,420	689,080

(a) Represents the period from June 1, 2018 through September 30, 2018.

(b) Current year presentation of distributions conforms with S-X Disclosure Simplification. Distributions for the year ended May 31, 2018 were $43,883 and $74,894 from net investment income for the Investor Class and Institutional Class, respectively, and have been consolidated to conform with S-X Disclosure Simplification.

(c)  Includes $73,120 and $14,935 of undistributed net investment income for the period ended September 30, 2018 and year ended May 31, 2018, respectively. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

22

CROW POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

March 31, 2019	SEMI-ANNUAL REPORT

	Crow Point Alternative Income Fund

	For the	For the
	Six Month Period Ended	Year Ended
	March 31, 2019	September 30, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$64,861	$13,517
Net realized gain (loss) from investments, foreign currency transactions, written options and securities sold short	(149,128)	329,150
Net change in unrealized depreciation on investments, foreign currency translations, written options and securities sold short	(9,042)	(27,579)
Net increase (decrease) in net assets resulting from operations	(93,309)	315,088

Distributions to shareholders from:
Total distributable earnings - Investor Class	(26,239)	(18,527	)(a)
Total distributable earnings - Class C	—	—
Total distributable earnings - Institutional Class	—	—
Total distributions	(26,239)	(18,527)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	14,491,021	14,624,493
Institutional Class	75,000	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	14,311	12,755
Institutional Class	—	—
Payments for shares redeemed:
Investor Class	(13,402,123)	(12,799,380)
Institutional Class	—	—
Increase in net assets from transactions in shares of beneficial interest	1,178,209	1,837,868

Increase in net assets	1,058,661	2,134,429

Net Assets:
Beginning of year	9,982,755	7,848,326

End of year	$11,041,416	$9,982,755
Accumulated net investment income (loss)	$24,631	$(13,991	)(b)

Capital share activity:
Investor Class:
Shares Sold	1,545,462	1,746,456
Shares Reinvested	1,796	1,509
Shares Redeemed	(1,418,457)	(1,511,960)
Net increase in shares of beneficial interest outstanding	128,801	236,005
Institutional Class:
Shares Sold	9,036	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	9,036	—

(a)  Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions for the year ended September 30, 2018 were $18,527 from net investment income for the Investor Class and have been consolidated to conform with S-X Disclosure Simplification.

(b)  Includes $(13,991) of accumulated net investment loss for the year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

23

CROW POINT FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the year or period indicated.

	EAS Crow Point Alternatives Fund

	Investor Class
	For the Six Month Period Ended March 31, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.92		$9.20		$8.64		$8.59	$9.18	$8.85	$8.80

Investment Operations:
Net investment income (loss) (1)	(0.03)		(0.06)		(0.11)		(0.02)	0.08	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.71)		0.78		0.71		0.09	(0.62)	0.33	0.06
Total from investment operations	(0.74)		0.72		0.60		0.07	(0.54)	0.42	0.10

Distributions:
From net investment income	—		—		(0.04)		(0.02)	(0.06)	(0.09)	(0.05)
From net realized capital gains	(0.03)		—		—		—	—	—	—
Total distributions	(0.03)		—		(0.04)		(0.02)	(0.06)	(0.09)	(0.05)

Paid in capital from redemption fees	—		—		—		0.00 (7)	0.01	0.00 (7)	0.00 (7)

Net Asset Value, End of Year/Period	$9.15		$9.92		$9.20		$8.64	$8.59	$9.18	$8.85

Total Return (2)	(7.50	)%(5)	7.83	%(5)	6.99	%(8)	0.80%	(5.75)%	4.78%	1.18%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$2,103		$2,056		$2,742		$12,253	$22,830	$11,122	$11,508

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.61	%(6)	3.17	%(6)	3.54%		2.54%	3.20%	3.01%	2.31%
After fees waived and expenses reimbursed	1.90	%(6)	2.11	%(6)	2.26%		2.18%	2.62%	2.83%	2.14%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.39	%(6)	2.78	%(6)	3.00%		2.31%	2.53%	2.12%	2.11%
After fees waived and expenses reimbursed	1.68	%(6)	1.72	%(6)	1.71%		1.95%	1.95%	1.95%	1.95%

Ratios of net investment income to average net assets (3) (4)	(0.68	)%(6)	(1.53	)%(6)	(1.27)%		(0.19)%	0.86%	1.02%	0.42%

Portfolio turnover rate	108	%(5)	66	%(5)	165%		138%	149%	136%	219%

(a)	Represents the period from May 1, 2018 through September 30, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	Resulted in less than $0.01 per share.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

24

CROW POINT FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the year or period indicated.

	EAS Crow Point Alternatives Fund

	Class I
	For the Six Month Period Ended March 31, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended April 30, 2018		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.00		$9.28		$8.72		$8.65	$9.24	$8.90	$8.84

Investment Operations:
Net investment income (loss) (1)	(0.02)		(0.05)		(0.08)		0.01	0.10	0.12	0.06
Net realized and unrealized gain (loss) on investments	(0.71)		0.77		0.71		0.10	(0.61)	0.33	0.07
Total from investment operations	(0.73)		0.72		0.63		0.11	(0.51)	0.45	0.13

Distributions:
From net investment income	—		—		(0.07)		(0.04)	(0.08)	(0.11)	(0.07)
Total distributions	(0.03)		—		(0.07)		(0.04)	(0.08)	(0.11)	(0.07)

Paid in capital from redemption fees	—		—		—		0.00 (8)	0.00 (8)	0.00 (8)	0.00 (8)

Net Asset Value, End of Year/Period	$9.24		$10.00		$9.28		$8.72	$8.65	$9.24	$8.90

Total Return (2)	(7.34	)%(5)	7.76	%(5)	7.20	%(7)	1.25%	(5.50)%	5.13%	1.43%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$33,732		$30,160		$16,846		$15,024	$13,095	$18,089	$22,063

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.36	%(6)	2.92	%(6)	3.19%		2.32%	3.13%	2.75%	2.06%
After fees waived and expenses reimbursed	1.65	%(6)	1.86	%(6)	2.02%		1.97%	2.44%	2.58%	1.89%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.14	%(6)	2.53	%(6)	2.65%		2.04%	2.39%	1.87%	1.86%
After fees waived and expenses reimbursed	1.43	%(6)	1.47	%(6)	1.46%		1.70%	1.70%	1.70%	1.70%

Ratios of net investment income to average net assets (3) (4)	(0.43	)%(6)	(1.28	)%(6)	(0.91)%		0.07%	1.07%	1.28%	0.67%

Portfolio turnover rate	108	%(5)	66	%(5)	165%		138%	149%	136%	219%

(a)	Represents the period from May 1, 2018 through September 30, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Resulted in less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

25

CROW POINT FUNDS

FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Global Tactical Allocation Fund

	Investor Class
	For the Six Month Period Ended March 31, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016	For the Year Ended May 31, 2015		For the Year Ended May 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.18		$8.81		$8.33	$8.20		$9.81	$10.35		$10.16

Investment Operations:
Net investment income (1)	0.07		0.02		0.12	0.32		0.39	0.53		0.43
Net realized and unrealized gain (loss) on investments	(0.21)		0.35		0.45	0.13		(1.18)	(0.56)		0.20
Total from investment operations	(0.14)		0.37		0.57	0.45		(0.79)	(0.03)		0.63

Distributions:
From net investment income	(0.04)		—		(0.09)	(0.21)		(0.27)	(0.48)		(0.44)
From net realized capital gains	—		—		—	—		—	—		0.00	(2)
From return of capital	—		—		—	(0.11)		(0.57)	(0.03)		—
Total distributions	(0.04)		—		(0.09)	(0.32)		(0.84)	(0.51)		(0.44)

Paid in capital from redemption fees	—		0.00	(8)	—	0.00	(8)	0.02	0.00	(8)	0.00	(8)

Net Asset Value, End of Year/Period	$9.00		$9.18		$8.81	$8.33		$8.20	$9.81		$10.35

Total Return (2)	(1.43	)%(5)	4.20	%(5)	6.86%	5.57	%(7)	(7.84)%	(0.24)%		6.42%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$901		$1,733		$2,425	$4,450		$11,133	$3,839		$7,937

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.78	%(6)	2.94	%(6)	3.77%	3.68%		4.14%	3.21%		3.68%
After fees waived and expenses reimbursed	1.54	%(6)	1.32	%(6)	1.32%	1.26%		1.29%	1.25	%(9)	1.13	%(9)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.73	%(6)	2.79	%(6)	3.67%	3.68%		4.10%	3.21%		3.68%
After fees waived and expenses reimbursed	1.49	%(6)	1.17	%(6)	1.22%	1.26%		1.25%	1.25%		1.13%

Ratios of net investment income to average net assets (3) (4)	1.19	%(6)	0.71	%(6)	1.38%	3.92%		4.53%	5.30%		4.18%

Portfolio turnover rate	101	%(5)	73	%(5)	324%	101%		160%	113%		95%

(a)	Represents the period from June 1, 2018 through September 30, 2018

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	As a result of a trade error, Crow Point Global Tactical Allocation Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.25% for the year ended May 31, 2014, and 1.30% for the year ended May 31, 2015.

The accompanying notes are an integral part of these financial statements.

26

CROW POINT FUNDS

FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Global Tactical Allocation Fund

	Institutional Class
	For the Six Month Period Ended March 31, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016	For the Year Ended May 31, 2015		For the Year Ended May 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.28		$8.89		$8.39	$8.26		$9.90	$10.44		$10.17

Investment Operations:
Net investment income (1)	0.07		0.03		0.10	0.36		0.38	0.56		0.46
Net realized and unrealized gain (loss) on investments	(0.24)		0.36		0.49	0.11		(1.14)	(0.56)		0.20
Total from investment operations	(0.17)		0.39		0.59	0.47		(0.76)	—		0.66

Distributions:
From net investment income	(0.08)		—		(0.10)	(0.22)		(0.29)	(0.52)		(0.39)
From net realized capital gains	—		—		—	—		—	—		0.00	(2)
From return of capital	—		—		—	(0.12)		(0.59)	(0.02)		—
Total distributions	(0.08)		—		(0.10)	(0.34)		(0.88)	(0.54)		(0.39)

Paid in capital from redemption fees	0.00		0.00	(2)	0.01	0.00	(8)	0.00 (8)	0.00	(8)	0.00	(8)

Net Asset Value, End of Year/Period	$9.03		$9.28		$8.89	$8.39		$8.26	$9.90		$10.44

Total Return (2)	(1.79	)%(5)	4.39	%(5)	7.22%	5.82	%(7)	(7.61)%	0.06%		6.65%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$18,510		$16,428		$9,926	$3,583		$1,105	$6,223		$2,531

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.53	%(6)	2.69	%(6)	3.55%	3.75%		4.88%	2.95%		3.38%
After fees waived and expenses reimbursed	1.29	%(6)	1.07	%(6)	1.14%	1.05%		1.04%	1.00	%(9)	0.88	%(9)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	2.48	%(6)	2.54	%(6)	3.41%	3.75%		4.84%	2.95%		3.38%
After fees waived and expenses reimbursed	1.24	%(6)	0.92	%(6)	1.00%	1.05%		1.00%	1.00%		0.88%

Ratios of net investment income to average net assets (3) (4)	1.44	%(6)	0.96	%(6)	1.16%	4.36%		4.19%	5.55%		4.50%

Portfolio turnover rate	101	%(5)	73	%(5)	324%	101%		160%	113%		95%

(a)	Represents the period from June 1, 2018 through September 30, 2018

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	As a result of a trade error, Crow Point Global Tactical Allocation Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.00% for the year ended May 31, 2014 and 1.04% for the year ended May 31, 2015.

The accompanying notes are an integral part of these financial statements.

27

CROW POINT FUNDS

FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Alternative Income Fund

	Investor Class
	For the Six Month Period Ended March 31, 2019		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014 (9)
	(Unaudited)

Net Asset Value, Beginning of Year	$8.44		$8.29	$8.44		$8.47	$8.84	$9.04

Investment Operations:
Net investment income (1)	0.05		0.01	0.06		0.10	0.11	0.23
Net realized and unrealized gain (loss) on investments and options	(0.11)		0.15	(0.04)		0.04	(0.35)	0.01 (7)
Total from investment operations	(0.06)		0.16	0.02		0.14	(0.24)	0.24

Distributions:
From net investment income	(0.02)		(0.01)	(0.17)		(0.17)	(0.13)	(0.44)
Total distributions	(0.02)		(0.01)	(0.17)		(0.17)	(0.13)	(0.44)

Net Asset Value, End of Year	$8.36		$8.44	$8.29		$8.44	$8.47	$8.84

Total Return (2)	(0.71	)%(5)	1.93%	0.32	%(8)	1.76%	(2.81)%	2.65%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$—		$9,983	$7,848		$6,691	$8,211	$16,479

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	3.41	%(6)	3.34%	4.25%		3.67%	4.34%	4.01%
After fees waived and expenses reimbursed	2.26	%(6)	2.26%	2.25%		2.27%	3.33%	2.93%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	3.39	%(6)	3.33%	4.24%		3.65%	3.26%	3.26%
After fees waived and expenses reimbursed	2.24	%(6)	2.25%	2.25%		2.25%	2.25%	2.18%

Ratios of net investment income to average net assets (3) (4)	1.17	%(6)	0.12%	0.76%		1.20%	1.21%	2.58%

Portfolio turnover rate	85	%(5)	301%	268%		162%	999%	1125%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.
(8)	As a result of a trade error, Crow Point Alternative Income Fund experienced a loss of $3,364 for the year ended September 30, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(9)	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

The accompanying notes are an integral part of these financial statements.

28

CROW POINT FUNDS

FINANCIAL HIGHLIGHTS

March 31, 2019	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for each of the years or period indicated.

	Crow Point Alternative Income Fund

	Institutional Class
	For the
	Period Ended
	March 31, 2019 (a)
	(Unaudited)

Net Asset Value, Beginning of Year	$8.30

Investment Operations:
Net investment income (1)	—	(7)
Net realized and unrealized gain (loss) on investments and options	0.06
Total from investment operations	0.06

Distributions:
From net investment income	—
Total distributions	—

Net Asset Value, End of Year	$8.36

Total Return (2)	0.72	%(5)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$76

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	3.16	%(6)
After fees waived and expenses reimbursed	2.01	%(6)

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	3.14	%(6)
After fees waived and expenses reimbursed	1.99	%(6)

Ratios of net investment income to average net assets (3) (4)	1.42	%(6)

Portfolio turnover rate	85	%(5)

(a)	The Crow Point Alternative Income Fund Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Net investment income per share was less than $0.01 per share for the period ended March 31, 2019.

The accompanying notes are an integral part of these financial statements.

29

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund (the “EAS Fund”) was organized on October 13, 2017, and the Crow Point Global Tactical Allocation Fund (the “Global Fund”), formerly the Crow Point Defined Risk Global Equity Income Fund, and the Crow Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The EAS Fund’s investment objective is preservation and growth of capital. The Global Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Income Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Funds’ investment adviser is Crow Point Partners, LLC (the “Adviser”).

Each Fund offers two classes of shares, Investor Class and Institutional Class. The EAS Fund also offered Class C shares. Effective January 28, 2019, the EAS Fund’s Class C shares were exchanged for the EAS Fund’s Investor Class shares and the Class C shares are no longer offered for purchase. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)             Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

30

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)            Wholly Owned Subsidiary – The EAS Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the EAS Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the EAS Fund’s investment objectives and policies specified in the EAS Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 5, 2018. As of March 31, 2019, total assets of the EAS Fund were $40,467,695, of which $4,932,000, or approximately 12.19%, represented the EAS Fund’s ownership of the shares of the Subsidiary.

f)             Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the six month period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended March 31, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the years ended April 30, 2015, April 30, 2016, April 30, 2017 and April 30, 2018, the period ended September 30, 2018 and the six month period ended March 31, 2019 for the EAS Fund; and the years ended May 31, 2015, May 31, 2016, May 31, 2017 and May 31, 2018, the period ended September 30, 2018 and the six month period ended March 31, 2019 for the Global Fund; and the years ended September 30, 2015, September 30, 2016, September 30, 2017, September 30, 2018 and the six month period ended March 31, 2019 for the Income Fund, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

32

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.             SECURITIES VALUATIONS (continued)

Equity securities (common stock, ETFs, mutual funds and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

33

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2019.

EAS Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$10,005,917	$84,137	$—	$10,090,054
Closed-End Fund (1)	715	—	—	715
Hedge Fund measured at net asset value (2)	—	—	—	3,846,405
Exchange-Traded Funds (1)	691,680	—		691,680
Mutual Funds (1)	16,097,953	426,767	—	16,524,720
Asset Backed Securities	—	20,629	—	20,629
Partnerships	—	1,000,000	—	1,000,000
Call Options Purchased	26,280	37,070	—	63,350
Short-Term Investments	2,584,098	—	—	2,584,098
Total Assets	$29,406,643	$1,568,603	$—	$34,821,651

Financial Instruments – Liabilities
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$805,304	$—	$—	$805,304
Exchange-Traded Funds (1)	3,799,190	—	—	3,799,190
Put Options Written	11,034	—	—	11,034
Total Liabilities	$4,615,528	$—	$—	$4,615,528

(1)       For a detailed break-out of common stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Schedules of Investments.

(2)        In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

34

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,591,514	$—	$—	$1,591,514
Closed-End Funds (1)	912,111	—	—	912,111
Exchange-Traded Funds (1)	10,649,286	—	—	10,649,286
Mutual Funds (1)	1,928,413	—	—	1,928,413
Asset Backed Securities	—	16,295	—	16,295
Partnerships	—	1,900,000	—	1,900,000
Call Options	—	26,960	—	26,960
Short-Term Investments	476,858	—	—	476,858
Total Assets	$15,558,182	$1,943,255	$—	$17,501,437

Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$167,916	$—	$—	$167,916
Exchange-Traded Funds (1)	581,624	—	—	581,624
Total Liabilities	$749,540	$—	$—	$749,540

(1)       For a detailed break-out of common stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Schedules of Investments.

(2)       In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$59,640	$—	$—	$59,640
Closed-End Funds (1)	795,239	—	—	795,239
Exchange-Traded Funds (1)	7,031,050	—	—	7,031,050
Bonds & Notes	—	503,406	—	503,406
Private Investment	—	—	325,526	325,526
Partnerships	—	700,000	—	700,000
Short-Term Investments	530,657	—	—	530,657
Total Assets	$8,416,586	$1,203,406	$325,526	$9,945,518

35

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$41,979	$—	$—	$41,979
Exchange-Traded Funds (1)	1,517,280	—	—	1,517,280
Total Liabilities	$1,559,259	$—	$—	$1,559,259

(1) For a detailed break-out of common stock, preferred stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Schedules of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of September 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019
Private Investment	$365,826	$—	$—	$(40,300)	$—	$—	$—	$—	$325,526
Total	$365,826	$—	$—	$(40,300)	$—	$—	$—	$—	$325,526

The price for the Private Investment is determined based on the price change of a basket of five comparable public companies using the following formula: Previous day’s price multiplied by the sum of 1/5th of the daily price change of each public company within the basket equals current day’s price. This price represents the Private Investment’s estimated fair value. Given that the Private Investment has not yet released financial statements, the estimated fair value is currently non-verifiable, thus has been transferred from Level 2 to Level 3. The actual value of the Private Investment could differ substantially from the estimate provided herein.

It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

4.            DERIVATIVES TRANSACTIONS

As of March 31, 2019, portfolio securities valued at $4,262,934, $2,067,366 and $915,275 were held in escrow by the custodian as collateral for securities sold short and options written by the EAS Fund, Global Fund and Income Fund, respectively.

As of September 30, 2018, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

EAS Fund:
Assets	Location	Equity Contracts
Call options purchased	Unaffiliated securities, at value	$63,350
Total Assets		$63,350

Liabilities	Location	Equity Contracts
Put options written	Options written, at value	$11,034
Total Liabilities		$11,034

Global Fund:
Assets	Location	Equity Contracts
Put options purchased	Unaffiliated securities, at value	$26,960
Total Assets		$26,960

36

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six months ended March 31, 2019, are recorded in the following locations in the Statements of Operations:

EAS Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(642,532)
Put options purchased	Unaffiliated Investments	107,982
Call options written	Options written	2,600
Put options written	Options written	3,895
		$(528,055)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$498,549
Put options purchased	Unaffiliated Investments	(242,299)
Call options written	Options written	(74,322)
Put options written	Options written	18,257
		$200,185

Global Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$4,905
Put options purchased	Unaffiliated Investments	3,591
Call options written	Options written	4,477
Put options written	Options written	(21,527)
		$(8,554)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(46,893)
Put options purchased	Unaffiliated Investments	44,668
Call options written	Options written	(103,557)
Put options written	Options written	(3,264)
		$(109,046)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$2,539
Call options written	Options written	(2,645)
Put option written	Options written	(2,345)
		$(2,451)

37

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(7,958)
Put options purchased	Unaffiliated Investments	19,443
Call options written	Options written	(37,715)
Put options written	Options written	(1,624)
		$(27,854)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the periods/years as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

5.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
EAS Fund	$34,229,555	$31,568,698
Global Fund	18,066,041	15,037,022
Income Fund	8,856,395	7,472,597

There were no Government securities purchased or sold during the period.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at March 31, 2019, are noted in the Funds’ Schedules of Investments. The Income Fund, Crow Point Growth Fund (the “Growth Fund”), Eagle Rock Floating Rate Fund (the “Eagle Rock Fund”) and RVX Emerging Markets Equity Fund (the “RVX Fund”) are mutual funds which are considered affiliates because they are also of common management of the Adviser.

Transactions during the periods/year with affiliated companies were as follows:

EAS Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2019	Income received
Income Fund	$4,156,271	$179	$(39,575)	$—	$(30,000)	$4,086,875	$—
Growth Fund*	6,938,283	(22,621)	(955,370)	500,000	(250,000)	6,210,292	—
Eagle Rock Fund	2,267,010	—	(49,046)	304,453	—	2,522,417	52,703
RVX Fund	3,017,945	—	(21,974)	282,398	—	3,278,369	32,398
Total	$16,379,509	$(22,442)	$(1,065,965)	$1,086,851	$(280,000)	$16,097,953	$85,101

Global Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2019	Income received
RVX Fund	$670,676	$—	$(9,441)	$6,600	$—	$667,835	$6,600
Eagle Rock Fund	1,007,000	—	(24,511)	278,089	—	1,260,578	26,339
Total	$1,677,676	$—	$(33,952)	$284,689	$—	$1,,928,413	$32,939

Income Fund:	Value as of September 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2019	Income received
Eagle Rock Fund	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—
Total	$503,500	$3,500	$(3,500)	$—	$(503,500)	$—	$—

38

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

6.	INVESTMENTS IN AFFILIATED COMPANIES (continued)

Transactions during the periods/year ended September 30, 2018 with affiliated companies were as follows:

EAS Fund:	Value as of April 30, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2018	Income received
Income Fund	$3,319,068	$—	$37,203	$800,000	$—	$4,156,271	$—
Growth Fund*	100,875	—	687,408	6,150,000	—	6,938,283	—
Eagle Rock Fund	—	—	17,010	2,250,000	—	2,267,010	—
RVX Fund	—	—	(82,055)	3,100,000	—	3,017,945	—
Total	$3,419,943	$—	$659,566	$12,300,000	$—	$16,379,509	$—

* On May 14, 2018, the Adviser became the investment adviser of the Goodwood SMID Long/Short Fund (“Goodwood”). As of April 30, 2018, the EAS Fund owned 12,500 shares of Goodwood valued at $100,875. Accordingly, subsequent to April 30, 2018, Goodwood became an affiliated company to the Funds and its name was changed to the Crow Point Growth Fund.

Global Fund:	Value as of May 31, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2018	Income received
RVX Fund	$1,511,842	$(65,217)	$(25,949)	$—	$(750,000)	$670,676	$—
Eagle Rock Fund	—	—	7,000	1,000,000	—	1,007,000	—
Total	$1,511,842	$(65,217)	$(18,949)	$1,000,000	$(750,000)	$1,677,676	$—

Income Fund:	Value as of September 30, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of September 30, 2018	Income received
Eagle Rock Fund	$—	$—	$3,500	$500,000	$—	$503,500	$—
Total	$—	$—	$3,500	$500,000	$—	$503,500	$—

Transactions with affiliated companies for the EAS Fund during the year ended April 30, 2018 were as follows:

EAS Fund:	Value as of April 30, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of April 30, 2018	Income received
Alternative Income Fund	$5,413,279	$48,915	$66,874	$300,000	$(2,510,000)	$3,319,068	$34,515
Defined Risk Fund	1,342,792	32,570	60,784	300,000	(1,736,146)	—	28,528
Total	$6,756,071	$81,485	$127,658	$600,000	$(4,246,146)	$3,319,068	$63,043

Transactions with affiliated companies for the Global Fund during the year ended May 31, 2018 were as follows:

Global Fund:	Value as of May 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of May 31, 2018	Income received
RVX Fund	$—	$—	$(38,158)	$1,550,000	$—	$1,511,842	$—
Total	$—	$—	$(38,158)	$1,550,000	$—	$1,511,842	$—

39

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectuses and Statements of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreement with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
EAS Fund	1.00%
Global Fund	0.88%
Income Fund	1.00%

For the six months ended March 31, 2019, the Adviser earned management fees as follows:

Management Fees
EAS Fund	$170,801
Global Fund	76,772
Income Fund	55,025

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.70% of the average daily net assets of each share class of the EAS Fund, 1.35% of the average daily net assets of each share class of the Global Fund and 2.00% of the average daily net assets of each share class of the Income Fund through January 31, 2020. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board of Trustees.

For the six month period ended March 31, 2019, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
EAS Fund	$74,039	$—
Global Fund	76,772	21,923
Income Fund	55,025	7,650

40

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Funds invested a portion of their assets in the Income Fund, Growth Fund, Eagle Rock Fund and RVX Fund, which are affiliated Funds (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portion of the Funds’ assets that are invested in the Income Fund, Growth Fund, Eagle Rock Fund and RVX Fund. For the six month period ended March 31, 2019, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
EAS Fund	$46,954
Global Fund	9,894
Income Fund	304

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Income Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of March 31, 2019, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
EAS Fund	$177,286	April 30, 2019
EAS Fund	100,591	April 30, 2020
EAS Fund	175,252	April 30, 2021
EAS Fund	74,935	September 30, 2021
EAS Fund	74,039	September 30, 2022
Global Fund	264,268	May 31, 2019
Global Fund	205,491	May 31, 2020
Global Fund	233,525	May 31, 2021
Global Fund	79,439	September 30, 2021
Global Fund	98,695	September 30, 2022
Income Fund	109,295	September 30, 2019
Income Fund	130,930	September 30, 2020
Income Fund	80,949	September 30, 2021
Income Fund	62,675	September 30, 2022

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2019, M3Sixty earned fees as follows:

ICSA Fees
EAS Fund	$83,993
Global Fund	53,235
Income Fund	39,420

41

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Funds. During the six month period ended March 31, 2019, M3Sixty waived fees as follows:

ICSA Fees Waived
EAS Fund	$5,833
Global Fund	3,750
Income Fund	3,750

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plans (“Plans”) pursuant to Rule 12b-1 under the 1940 Act for their Investor Class shares. Under the Plans, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Funds may expend up to 0.25% for Investor Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of Investor Class shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The EAS Fund had adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class C shares. Under the Distribution Plan, The Fund used 12b-1 fees to compensate broker-dealers dealers (including, without limitation, the Distributor) for sales of the EAS Fund’s Class C shares, or for other expenses associated with distributing the EAS Fund’s Class C shares. The EAS Fund expended up to 1.00% for Class C shares of the EAS Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of Class C shares of the EAS Fund and the servicing of shareholder accounts, provided that the Trustees had approved the category of expenses for which payment is being made. Effective January 28, 2019, the EAS Fund’s Class C shares were exchanged for the EAS Fund’s Investor Class shares and the Class C shares are no longer offered for purchase. Upon completion of the exchange, the Distribution Plan for the EAS Fund’s Class C shares was terminated.

The Plan for the EAS Fund took effect October 14, 2017. The Plans for the Global Fund and the Income Fund took effect October 7, 2017. For the six month period ended March 31, 2019, the Fund accrued 12b-1 expenses attributable to Class A, Class C and Investor class shares as follows:

	Investor Class	Class C
EAS Fund	$2,557	$2,668
Global Fund	1,833	N/A
Income Fund	13,733	N/A

42

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended March 31, 2019 was as follows:

	Ordinary Income	Long-Term Capital Gains
EAS Fund	$92,990	$—
Global Fund	138,259	—
Income Fund	26,239	—

The tax character of distributions during the periods/year ended September 30, 2018 was as follows:

	Ordinary Income	Long-Term Capital Gains
EAS Fund	$—	$—
Global Fund	—	—
Income Fund	18,527	—

The tax character of distributable earnings (deficit) at September 30, 2018, the Funds’ most recent fiscal periods/year end, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Deficit)
EAS Fund	$—	$—	$(449,667)	$(39,510)	$1,423,252	$934,075
Global Fund	73,120	—	(847,732)	(4,563)	807,471	28,296
Income Fund	—	—	(1,500,040)	(23,796)	84,546	(1,439,290)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds did not defer any capital losses.

At September 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
EAS Fund	$449,667	$—	$449,667
Global Fund	847,730	2	847,732
Income Fund	1,455,893	44,147	1,500,040

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns, C-Corporation return of capital distributions, real estate investment trusts, grantor trusts, partnerships, and the capitalization of in lieu dividend payments, resulted in reclassifications for the periods/year ended September 30, 2018 as follows:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
EAS Fund	$(145,722)	$146,839	$(1,117)
Global Fund	—	5,132	(5,132)
Income Fund	(3,242)	6,727	(3,485)

43

Crow Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2019 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
EAS Fund	$31,411,704	$576,606	$(1,782,187)	$(1,205,581)
Global Fund	16,128,031	906,814	(282,948)	623,866
Income Fund	8,306,295	188,957	(108,993)	79,964

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Funds’ financial statements and related disclosures.

44

Crow Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Forms N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The EAS Fund paid $92,990 of ordinary income during the six month period ended March 31, 2019. The Global Fund paid $138,259 of ordinary income during the six month period ended March 31, 2019. The Income Fund paid $26,239 of ordinary income distributions during the six month period ended March 31, 2019.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” received a fee of $1,500 each year plus $200 per Board or committee meeting attended. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1.350	None	None	$3,850
Tom M. Wirtshafter	$1,150	None	None	$3,450
Gary W. DiCenzo	$1,350	None	None	$3,850
Steven D. Poppen	$1,150	None	None	$3,450
Thomas J. Schmidt	$1,350	None	None	$3,850
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2 Figures are for the six month period ended March 31, 2019.

45

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) and redemption fees imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 10/01/18 through 03/31/19

EAS Fund:	Beginning Account Value (10/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (-7.50%)	$1,000.00	1.90%	$925.05	$9.12
Class I (-7.34%)	$1,000.00	1.65%	$926.65	$7.93
Hypothetical 5% Return
Class A	$1,000.00	1.90%	$1,015.50	$9.55
Class I	$1,000.00	1.65%	$1,016.70	$8.30

Global Fund:	Beginning Account Value (10/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-1.43%)	$1,000.00	1.54%	$985.73	$7.62
Institutional Class (-1.79%)	$1,000.00	1.29%	$982.08	$6.37
Hypothetical 5% Return
Investor Class	$1,000.00	1.54%	$1,017.30	$7.75
Institutional Class	$1,000.00	1.29%	$1,018.50	$6.49

46

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Expenses and Value of a $1,000 Investment for the period from 10/01/18 through 03/31/19

Income Fund:	Beginning Account Value (10/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-0.73%)	$1,000.00	2.26%	$992.74	$11.23
Hypothetical 5% Return
Investor Class	$1,000.00	2.26%	$1,013.70	$11.35
Institutional Class	$1,000.00	2.01%	$1,014.90	$10.10

Expenses and Value of a $1,000 Investment for the period from 02/12/19 through 03/31/19

Income Fund:	Beginning Account Value (02/12/2019)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2019)	Expenses Paid During Period (b)
Actual Fund Return (in parentheses)
Institutional Class (+0.72%)	$1,000.00	2.01%	$1,007.20	$2.54

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(b)	Expenses are equal to the Income Fund’s Institutional Class annualized expense ratio, multiplied by the average account value over the period from February 12, 2019, commencement of operations for the Institutional Class, through March 31, 2019, multiplied by 46/365 to reflect the period from February 12, 2019 through March 31, 2019.

For more information on Fund expenses, please refer to the Funds’ prospectuses, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Total EAS Fund operating expense ratios as stated in the current EAS Fund prospectus dated January 28, 2019 for the EAS Fund were as follows:
EAS Crow Point Alternatives Fund Investor Class, gross of fee waivers or expense reimbursements	4.34%
EAS Crow Point Alternatives Fund Investor Class, after waiver and reimbursement*	3.51%
EAS Crow Point Alternatives Fund Institutional Class, gross of fee waivers or expense reimbursements	4.09%
EAS Crow Point Alternatives Fund Institutional Class, after waiver and reimbursement*	3.26%

* Pursuant to an operating expense limitation agreement between the Adviser and the EAS Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such EAS Fund’s business) to not more than 1.70% of the average daily net assets of each share class of the EAS Fund through January 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the EAS Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the EAS Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2019 were 2.61% and 2.36% for the EAS Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six months ended March 31, 2019.

47

Crow Point Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Global Fund operating expense ratios as stated in the current Global Fund prospectus dated January 28, 2019 were as follows:
Crow Point Global Tactical Allocation Fund Investor Class, gross of fee waivers or expense reimbursements	3.27%
Crow Point Global Tactical Allocation Fund Investor Class, after waiver and reimbursement*	2.08%
Crow Point Global Tactical Allocation Fund Institutional Class, gross of fee waivers or expense reimbursements	3.02%
Crow Point Global Tactical Allocation Fund Institutional Class, after waiver and reimbursement*	1.83%

* Pursuant to an operating expense limitation agreement between the Adviser and the Global Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Global Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Global Fund’s business) to not more than 1.35% of the average daily net assets of each share class of the Global Fund through January 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Global Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Global Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six months ended March 31, 2019 were 2.78% and 2.53% for the Crow Point Global Tactical Allocation Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six months ended March 31, 2019.

Total Income Fund operating expense ratios as stated in the current Income Fund prospectus dated January 28, 2019 for the Income Fund were as follows:
Crow Point Alternative Income Fund Investor Class, gross of fee waivers or expense reimbursements	3.60%
Crow Point Alternative Income Fund Investor Class, after waiver and reimbursement*	2.52%
Crow Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	3.35%
Crow Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	2.27%

* Pursuant to an operating expense limitation agreement between the Adviser and the Income Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Income Fund’s business) to not more than 2.00% of the average daily net assets of each share class of the Income Fund through January 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six months ended March 31, 2019 were 3.41% and 3.16% for the Crow Point Alternative Income Fund Investor Class and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six months ended March 31, 2019.

48

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Park Drive

Suite 206

Hingham, MA 02043

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy K. Linscott
By Randy K. Linscott
Principal Executive Officer,
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy K. Linscott
By Randy K. Linscott
Principal Executive Officer
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: June 7, 2019